Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2014
Non Contributory Funded Contract Type Corporate Pension Plans
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2013 and 2014. NTT uses a March 31 measurement date.

	2013	2014
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,037,901	¥2,012,924
Service cost	72,628	72,631
Interest cost	37,511	30,021
Actuarial loss (gain)	36,155	(46,672)
Other	3,205	7,249
Benefit payments - Lump-sum severance payments and Pension	(174,476)	(172,993)

Benefit obligation, end of year	2,012,924	1,903,160

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,072,879	1,125,165
Actual return on plan assets	98,448	71,150
Employer contributions	66,736	42,130
Other	1,600	2,967
Benefit payments - Pension	(114,498)	(111,224)

Fair value of plan assets, end of year	1,125,165	1,130,188

At March 31:
Under-funded status	¥(887,759)	¥(772,972)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2013	2014
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(887,816)	¥(831,192)
Other assets	57	58,220
Accumulated other comprehensive loss (income)	277,469	189,737

Net amount recognized	¥(610,290)	¥(583,235)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2013	2014
	Millions of yen
At March 31:
Net actuarial loss	¥298,130	¥193,727
Transition obligation	776	609
Prior service cost(*)	(21,437)	(4,599)

Total	¥277,469	¥189,737

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets in Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2013 and 2014 are as follows:

	2013	2014
	Millions of yen
At March 31:
Projected benefit obligation	¥2,012,842	¥1,897,092
Fair value of plan assets	1,125,027	1,123,514

Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets in Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2013 and 2014 are as follows:

	2013	2014
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,987,813	¥1,897,090
Fair value of plan assets	1,125,027	1,123,514

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2014 included the following components:

	2012	2013	2014
	Millions of yen
Service cost	¥72,542	¥72,628	¥72,631
Interest cost on projected benefit obligation	40,840	37,511	30,021
Expected return on plan assets	(21,562)	(21,179)	(22,069)
Amortization of net actuarial loss	16,624	16,891	7,694
Amortization of transition obligation	169	167	167
Amortization of prior service cost	(15,738)	(5,266)	(3,997)
Curtailment gain from the change in pension plans	—	—	(12,966)

Total	¥92,875	¥100,752	¥71,481

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2013 and 2014 are as follows:

	2013	2014
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(41,114)	¥(95,681)
Amortization of net actuarial loss	(16,891)	(7,694)
Amortization of transition obligation	(167)	(167)
Accrued prior service cost	178	—
Amortization of prior service cost	5,266	3,997
Reclassification of prior service cost due to curtailment	—	12,894
Other	107	(1,081)

Total	¥(52,621)	¥(87,732)

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2012	2013	2014
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.9%	1.5%	1.4%
Rate of compensation increase	2.4-3.4%	2.4-3.4%	2.4-4.0%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	2.4-3.4%	2.4-3.4%	2.4-3.4%
Expected long-term return on plan assets	2.0%	2.0%	2.0%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2013 and 2014. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥9,372	¥9,372	—	—

Debt securities
Japanese government bonds/local government bonds	393,379	381,676	11,703	—
Domestic corporate bonds	104,626	—	104,626	—
Foreign government bonds	86,897	37,786	49,111	—
Foreign corporate bonds	3,124	216	2,908	—

Equity securities
Domestic	137,846	137,781	65	—
Foreign	89,903	89,879	—	24

Securities investment trust
Domestic/debt securities	13,505	—	13,505	—
Domestic/equity securities	12,233	—	12,233	—
Foreign/debt securities	8,366	—	8,366	—
Foreign/equity securities	10,367	—	10,367	—

Pooled funds	102,896	—	102,896	—

Life insurance company general accounts	150,375	—	150,375	—

Others	2,276	—	91	2,185

Total	¥1,125,165	¥656,710	¥466,246	¥2,209

	As of March 31, 2014
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥4,900	¥4,900	—	—

Debt securities
Japanese government bonds/local government bonds	288,204	284,344	3,860	—
Domestic corporate bonds	93,119	—	93,119	—
Foreign government bonds	75,793	74,756	1,037	—
Foreign corporate bonds	2,102	515	1,587	—

Equity securities
Domestic	105,135	105,135	—	—
Foreign	81,700	81,700	—	—

Securities investment trust
Domestic/debt securities	11,493	—	11,493	—
Domestic/equity securities	9,952	—	9,952	—
Foreign/debt securities	7,496	—	7,496	—
Foreign/equity securities	10,045	—	10,045	—

Pooled funds	229,723	—	229,723	—

Life insurance company general accounts	208,349	—	208,349	—

Others	2,177	—	4	2,173

Total	¥1,130,188	¥551,350	¥576,665	¥2,173

Schedule of Estimated Future Benefit Payments	The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2015	¥132,813
2016	137,415
2017	134,663
2018	145,425
2019	136,291
2020-2024	560,810

Total	¥1,247,417

NTT CDBP
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2013 and 2014. NTT uses a March 31 measurement date.

	2013	2014
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,467,064	¥1,601,091
Service cost	37,647	39,098
Interest cost	27,260	22,961
Actuarial loss (gain)	98,532	173
Plan amendment	—	(76,050)
Other	790	122
Benefit payments	(30,202)	(34,130)

Benefit obligation, end of year	1,601,091	1,553,265

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	897,247	983,336
Actual return on plan assets	104,996	96,590
Employer contributions	7,236	7,052
Employee contributions	3,573	3,557
Other	486	179
Benefits payments	(30,202)	(34,130)

Fair value of plan assets, end of year	983,336	1,056,584

At March 31:
Under-funded status	¥(617,755)	¥(496,681)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2013	2014
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(617,755)	¥(496,681)
Accumulated other comprehensive loss	181,536	23,188

Net amount recognized	¥(436,219)	¥(473,493)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2013	2014
	Millions of yen
At March 31:
Net actuarial loss	¥183,359	¥95,549
Prior service cost(*)	(1,823)	(72,361)

Total	¥181,536	¥23,188

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2014 included the following components:

	2012	2013	2014
	Millions of yen
Service cost	¥37,896	¥37,647	¥39,098
Interest cost on projected benefit obligation	27,980	27,260	22,961
Expected return on plan assets	(21,901)	(21,743)	(23,871)
Amortization of net actuarial loss	17,232	15,982	15,265
Amortization of prior service cost	(3,857)	(3,187)	(5,512)
Employee contributions	(3,567)	(3,573)	(3,557)

Total	¥53,783	¥52,386	¥44,384

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2013 and 2014 are as follows:

	2013	2014
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥15,279	¥(72,546)
Amortization of net actuarial loss	(15,982)	(15,265)
Accrued prior service cost	—	(76,050)
Amortization of prior service cost	3,187	5,512
Other	513	1

Total	¥2,997	¥(158,348)

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2012	2013	2014
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.9%	1.5%	1.4%
Rate of compensation increase	3.4%	3.9%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	3.4%	3.4%	3.9%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

Schedule of Fair Values of Pension Plan Assets

he following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2013 and 2014. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,245	¥7,245	—	—

Debt securities
Japanese government bonds/local government bonds	290,222	281,605	8,617	—
Domestic corporate bonds	82,001	—	82,001	—
Foreign government bonds	65,432	29,090	36,342	—
Foreign corporate bonds	1,672	60	1,612	—

Equity securities
Domestic	182,455	182,326	129	—
Foreign	104,945	104,865	—	80

Securities investment trust
Domestic/debt securities	16,726	—	16,726	—
Domestic/equity securities	22,944	—	22,944	—
Foreign/debt securities	14,274	—	14,274	—
Foreign/equity securities	14,586	—	14,586	—

Pooled funds	114,828	—	114,828	—

Life insurance company general accounts	62,246	—	62,246	—

Others	3,760	—	14	3,746

Total	¥983,336	¥605,191	¥374,319	¥3,826

	As of March 31, 2014
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,859	¥7,859	—	—

Debt securities
Japanese government bonds/local government bonds	297,645	292,603	5,042	—
Domestic corporate bonds	80,603	—	80,603	—
Foreign government bonds	76,442	75,534	908	—
Foreign corporate bonds	1,268	161	1,107	—

Equity securities
Domestic	185,915	185,915	—	—
Foreign	114,284	114,284	—	—

Securities investment trust
Domestic/debt securities	17,921	—	17,921	—
Domestic/equity securities	25,881	—	25,881	—
Foreign/debt securities	17,952	—	17,952	—
Foreign/equity securities	16,522	—	16,522	—

Pooled funds	92,753	—	92,753	—

Life insurance company general accounts	118,487	—	118,487	—

Others	3,052	—	21	3,031

Total	¥1,056,584	¥676,356	¥377,197	¥3,031

Schedule of Estimated Future Benefit Payments

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2015	¥34,828
2016	37,083
2017	38,536
2018	40,819
2019	42,174
2020-2024	226,607

Total	¥420,047